Marketable Securities - Summary of Marketable Securities (Details) - IKENA ONCOLOGY INC - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Amortized Cost	$ 37,287	$ 84,925	$ 55,624
Gross Unrealized Gains	70	103	27
Gross Unrealized Losses	(5)	(35)	(80)
Fair Value	37,352	84,993	55,571
U.S. Treasury Securities
Marketable Securities [Line Items]
Amortized Cost		26,985
Gross Unrealized Gains		19
Fair Value		27,004
Corporate Debt Securities
Marketable Securities [Line Items]
Amortized Cost	37,287	57,940	55,624
Gross Unrealized Gains	70	84	27
Gross Unrealized Losses	(5)	(35)	(80)
Fair Value	$ 37,352	$ 57,989	$ 55,571